Loans (Details 7) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Residential real estate One- to four-family [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Outstanding balance	$ 949	$ 1,138